PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2017	Mar. 31, 2017
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Property, plant and equipment, net consisted of the following:

	As of September 30, 2017	As of March 31, 2017
Land	$61,117	$61,078
Property and buildings	432,838	432,562
Equipment and machinery	4,824,460	4,370,095
Office and electric equipment	487,040	472,918
Automobiles	378,432	302,714
Leasehold improvements	1,475,220	1,358,649
Subtotal	7,659,107	6,998,016
Construction in progress	222,255	206,246
Less: Accumulated Depreciation and Amortization	(4,635,592)	(4,044,020)
Property and Equipment, Net	$3,245,770	$3,160,242

Property, plant and equipment, net consisted of the following:

	As of March 31, 2017	As of March 31, 2016
Land	$61,078	$61,234
Property and buildings	432,562	433,666
Equipment and machinery	4,370,095	4,516,145
Office and electric equipment	472,918	702,261
Automobiles	302,174	320,583
Leasehold improvements	1,358,639	1,120,225
Subtotal	6,998,016	7,154,114
Construction in progress	206,246	186,224
Less: Accumulated Depreciation and Amortization	(4,044,020)	(3,354,950)
Property and Equipment, Net	$3,160,242	$3,985,388